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                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  6/30/01

Check here if Amendment [ X ];  Amendment Number:  1
This Amendment (Check only one):              [   ] is a restatement
                                              [ X ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:         Boston Partners Asset Management, L.P.
Address:      28 State Street, 20th Floor
              Boston, MA  02109

Form 13F File Number:  28- 5082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        William J. Kelly
Title:       Treasurer
Phone:       (617) 832-8200

Signature, Place, and Date of Signing:

/s/ William J. Kelly                      Boston, MA          December 12, 2001
---------------------------------        -------------        -----------------
[Signature]                              [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F Summary Page


                                 REPORT SUMMARY:




Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          10

Form 13F Information Table Value Total:  $  335,536
                                          ---------
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


             No.           Form 13F File Number                    Name
             ---           --------------------                    ----

             NONE


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
                                                       VALUE    SHRS OR    SH/   PUT/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT    PRN   CALL  DSCRETN   MNGRS     SOLE    SHARED     NONE

AGILENT TECHNOLOGIES INC        COM        00846U101    23546     724500   SH            SOLE             660200    38500     25800
AVAYA INC                       COM        053499109    11227     819500   SH            SOLE             746800    43500     13594
CORNING INC                     COM        219350105    10836     648500   SH            SOLE             588500    32500     27500
GUIDANT CORP                    COM        401698105    11660     323900   SH            SOLE             297100    14500     12300
MICROSOFT CORP                  COM        594918104    20437     281500   SH            SOLE             271900     2600      7000
MOTOROLA INC                    COM        620076109     6957     420100   SH            SOLE             383200    21900     15000
SUN MICROSYSTEMS INC            COM        866810104    24962    1587900   SH            SOLE            1455900    71600     60400
TELLABS INC                     COM        879664100    17444     900100   SH            SOLE             824200    40900     35000
3COM CORP                       COM        885535104     6784    1428200   SH            SOLE            1296200    90700     33102
WORLDCOM INC GA NEW             COM        98157D106    18315    1289800   SH            SOLE            1176400    67300     46100